Long-term Investments (Narrative, Investee E) (Details) (USD $)	1 Months Ended			12 Months Ended
	Dec. 31, 2013	Jun. 30, 2012	Nov. 30, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Loss on equity method investments				$ 2,747,000	$ 4,845,000	$ 437,000
Impairment on investment				4,137,000	1,541,000	236,000
Internet security company, Investee E [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	40.80%		30.00%	40.80%
Continuous technical support for technology licenses, contract period (in years)			10 years
Fair value of technology licenses			3,000,000
Equity method investment, additional investment	25,000,000	2,140,000
Loss on equity method investments				2,661,000	2,337,000	142,000
Impairment on investment				$ 0	$ 0	$ 0